Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures at an Aggregate Level (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Associates And Joint Ventures [abstract]
Amount of investments in associates	$ 9,938	$ 6,419	$ 2,374
Amount of investments in joint ventures	97,186	61,183	30,324
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)
Total investments	$ 107,112	$ 67,590	$ 32,686	$ 6,045